UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23419

Leader Funds Trust
(Exact name of registrant as specified in charter)

315 W.Mill Plain Blvd., Suite 204
Vancouver, WA 98660
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 South State Street, Suite B

Dover, DE 19901
(Name and address of agent for service)

With Copies To:

John Lekas

Leader Capital Corp.

315 W. Mill Plain Blvd, Suite 204

Vancouver, WA 98660

Registrant’s telephone number, including area code: (800) 711-9164

Date of fiscal year end: 5/31

Date of reporting period: 5/31/2022

Explanatory Note: The registrant is filing this amendment to its Form N-CSR/A for the year ended May 31, 2022, originally filed with the Securities and Exchange Commission on February 9, 2023 (Accession Number 0001839882-23-003421). The purpose is to restate the year ended May 31, 2022 financial statements for the Leader Capital Short Term High Yield Bond Fund (the "Restated Fund"), within the May 31, 2022 annual report.

The effect of this restatement on the Restated Fund's financial statements for the year ended May 31, 2022 is included and further described in Note 12 to the restated financial statements for the year ended May 31, 2022. Except for the information affected by the restatement as described in Note 12 and as otherwise indicated as "restated" in the Restated Fund's respective Financial Highlights [and the revision to the registrant's response to Items 11(a) and (b) of Form N-CSR, the information contained herein does not reflect any changes or updates from events occurring after the original filing date and such information continues to speak as of the original filing date].

Item 1. Reports to Stockholders.

Leader Short Term High Yield Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Leader High Quality Floating Rate Fund

(Formerly, Leader Total Return Fund)

Investor Class – LCTRX

Institutional Class – LCTIX

Annual Report

May 31, 2022

1-800-711-9164

www.leadercapital.com

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (RESTATED)
May 31, 2022	Annual Report

Shares	PREFERRED STOCK - 10.4%	Spread	Coupon Rate (%)	Maturity	Fair Value

	ASSET MANAGEMENT - 3.7%
27	Eaton Vance Senior Floating-Rate Trust (a),(b),(c)		1.458	Perpetual	$621,000
18	Eaton Vance Senior Floating-Rate Trust (a),(b),(c)		1.490	Perpetual	414,000
					1,035,000

	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
20,000	B Riley Financial, Inc.		5.250	Perpetual	458,200

					458,200
	OIL & GAS PRODUCERS - 3.9%
94,990	Crestwood Equity Partners, L.P.		9.250	Perpetual	923,303
8,510	NuStar Energy, L.P. - Series B (d)	US0003M + 5.643%	7.625	Perpetual	178,710
					1,102,013

	SPECIALTY FINANCE - 1.2%
115,697	AGNC Investment Corporation (d)	US0003M + 4.700%	6.125	Perpetual	351,613

	TOTAL PREFERRED STOCK (Cost $3,084,741)				2,946,826

Principal Amount ($)	CONVERTIBLE BONDS - 11.9%

	AUTOMOTIVE - 2.7%
$1,000,000	NIO, Inc. Series		0.500	2/1/2027	769,878

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
1,500,000	Coinbase Global, Inc. Series (e)		0.050	6/1/2026	1,059,000

	RENEWABLE ENERGY - 2.6%
1,000,000	Sunrun, Inc. Series (f)		0.000	2/1/2026	729,000

	STEEL - 2.8%
400,000	United States Steel Corp.		5.000	11/1/2026	806,400

	TOTAL CONVERTIBLE BONDS (Cost $3,640,818)				3,364,278

	CORPORATE BONDS - 39.2%

	BANKING - 0.6%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(a)(b)(d)(h)	H15T10Y + 8.067%	9.500	12/29/2049	169,620

	FORESTRY, PAPER & WOOD PRODUCTS - 2.5%
1,000,000	Domtar Corporation		6.750	2/15/2044	700,120

	LEISURE FACILITIES & SERVICES - 5.9%
1,000,000	Marriott Ownership Resorts, Inc.		4.750	1/15/2028	922,000
1,000,000	Wynn Macau Ltd. (e)		5.625	8/26/2028	746,945
					1,668,945
	OIL & GAS PRODUCERS - 16.3%
2,000,000	DCP Midstream, L.P. Series A (d)	US0003M + 5.148%	7.375	12/15/2022	1,937,501
1,700,000	Petroleos Mexicanos		6.500	3/13/2027	1,634,176
1,000,000	Talos Production, Inc.		12.000	1/15/2026	1,081,865
					4,653,542
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
1,500,000	China Evergrande Group		7.500	6/28/2023	157,500

	SPECIALTY FINANCE - 6.5%
1,000,000	Enova International, Inc. (e)		8.500	9/15/2025	899,390
1,000,000	New Residential Investment Corporation (e)		6.250	10/15/2025	942,500
					1,841,890

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (RESTATED)
May 31, 2022	Annual Report

Principal Amount ($)	CORPORATE BONDS - 39.2% (continued)	Coupon Rate (%)	Maturity	Fair Value

	TECHNOLOGY HARDWARE - 2.0%
$600,000	NCR Corporation (e)	5.125	4/15/2029	$570,555

	TECHNOLOGY SERVICES - 4.8%
2,000,000	Visa, Inc.	2.000	8/15/2050	1,372,121

	TOTAL CORPORATE BONDS (Cost $14,540,996)			11,134,293

	NON U.S. GOVERNMENT & AGENCIES - 8.1%

	SOVEREIGN - 8.12%
2,000,000	Turkey Government International Bond	5.875	6/26/2031	1,603,080
1,000,000	Ukraine Government International Bond (e)	7.750	9/1/2022	701,670

	TOTAL NON U.S. GOVERNMENT AGENCIES (Cost $2,873,160)			2,304,750

Shares	SHORT-TERM INVESTMENT - 27.2%

	MONEY MARKET FUND - 27.2%
7,732,172	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.65% (Cost $7,732,172) (g)			$7,732,172

	TOTAL SHORT-TERM INVESTMENT (Cost $7,732,172)			7,732,172

	TOTAL INVESTMENTS (Cost $31,871,887) - 96.8%			$27,482,319

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.2%			906,229

	NET ASSETS - 100%			$28,388,548

The following abbreviations are used in this portfolio:

LP - Limited Partnership

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

LTD - Limited Company

PJSC - Public Joint-Stock Company

US0003M - ICE LIBOR USD 3 Month

(a) The Advisor or Trustees have determined these securities to be illiquid. On May 31, 2022, these securities amounted to $1,204,620 or 4.2% of net assets.

(b) The value of these securities have been determined in good faith under the policies of the Board of Trustees.

(c) Rate shown represents the dividend rate as of May 31, 2022.

(d) Variable rate security; the rate shown represents the rate on May 31, 2022.

(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2022 the total market value of 144A securities is 4,920,060 or 17.3% of net assets.

(f) Zero coupon bond.

(g) Rate disclosed is the seven day effective yield as of May 31, 2022.

(h) Fair Value for this investment was restated as part of a NAV error (see Note 12). On May 31, 2022 the restatement amounted to a $1,400,380 reduction in fair value or 4.9% of net assets.

See accompanying notes to financial statements.

LEADER HIGH QUALITY FLOATING RATE FUND (FORMERLY, LEADER TOTAL RETURN FUND)
SCHEDULE OF INVESTMENTS
May 31, 2022	Annual Report

Principal Amount	ASSET-BACKED SECURITIES - 74.4%	Spread	Coupon Rate (%)	Maturity	Fair Value

	Collateralized Loan Obligations - 74.4%
1,000,000	ALM 2020 Ltd. 1A A2(a),(b)	US0003M + 1.850%	2.894	10/15/2029	982,437
1,000,000	Apidos CLO XV 2013-15A BRR(a),(b)	US0003M + 1.550%	2.613	4/20/1931	973,328
1,000,000	ARES XLVII CLO Ltd. 47A-B(a),(b)	US0003M + 1.450%	2.494	4/15/1930	968,592
1,000,000	Ares XXXIV CLO Ltd. 2A BR2(a),(b)	US0003M + 1.600%	2.644	4/17/1933	963,459
500,000	Atrium XII 12A Class CR(a),(b)	US0003M + 1.650%	2.786	4/22/2027	492,308
1,000,000	Beechwood Park CLO Ltd. B2AR(a),(b)	TSFR3M + 1.750%	2.596	1/17/1935	966,793
1,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd.(a),(b)	US0003M + 1.600%	2.644	7/15/1930	968,063
1,000,000	Dryden 98 CLO Ltd. B1(a),(b)	TSFR3M + 1.750%	2.654	4/20/1935	965,972
1,000,000	Invesco CLO 2021-3 Ltd. B(a),(b)	US0003M + 1.650%	2.786	10/22/1934	958,915
1,000,000	LCM XX, L.P. CR(a),(b)	US0003M + 1.950%	3.013	10/20/2027	985,765
1,000,000	Madison Park Funding XXVII Ltd. A2(a),(b)	US0003M + 1.350%	2.413	4/20/1930	963,017
1,000,000	Magnetite XIV-R LTD. B(a),(b)	US0003M + 1.600%	2.644	10/18/1931	963,195
1,000,000	Neuberger Berman Loan Advisers Clo 40 Ltd. B(a),(b)	US0003M + 1.400%	2.444	4/16/1933	960,024
1,000,000	Oak Hill Credit Partners X-R Ltd. BR(a),(b)	US0003M + 1.550%	2.613	4/20/1934	950,492
1,000,000	OCP CLO 2019-16 Ltd. BR(a),(b)	US0003M + 1.400%	2.389	4/10/1933	960,000
1,000,000	Octagon Investment Partners XVI Ltd. BR(a),(b)	US0003M + 1.600%	2.644	7/17/1930	972,816
1,000,000	OHA Credit Funding 3 LTD. BR(a),(b)	US0003M + 1.650%	2.713	7/2/1935	959,882
1,000,000	OHA Credit Partners XIV Ltd. BR (a),(b)	US0003M + 1.500%	2.598	1/21/1930	969,899
1,000,000	TIAA CLO IV Ltd. A2(a),(b)	US0003M + 1.700%	2.763	1/20/1932	968,341
1,000,000	Voya CLO 2014-2 Ltd. RA(a),(b)	US0003M + 1.550%	2.594	4/17/1930	971,931
1,000,000	Voya CLO 2020-2 Ltd. BR(a),(b)	US0003M + 1.700%	2.744	7/19/1934	963,252
					19,828,481

	TOTAL ASSET-BACKED SECURITIES (Cost $20,480,433)				19,828,481

	CONVERTIBLE BONDS - 1.5%

	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
400,000	Boxabl, Inc. (a)(b)(c)(d)		10.000	3/31/2023	400,000

	TOTAL CONVERTIBLE BONDS (Cost $400,000)				400,000

	CORPORATE BONDS - 7.2%

	Oil & Gas Producers - 7.2%
2,000,000	DCP Midstream, L.P. Series A (e)	US0003M + 5.148%	7.375	12/15/2022	1,937,500

	TOTAL CORPORATE BONDS (Cost $1,883,750)				1,937,500

Shares	SHORT-TERM INVESTMENT - 16.2%
4,321,334	First American Government Obligations Fund - Class X, 4.23% (f)				4,321,334

	TOTAL SHORT-TERM INVESTMENT (Cost $4,321,334)				4,321,334

	TOTAL INVESTMENTS (Cost $27,085,517) - 99.3%				$26,487,315

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.7%				175,389

	NET ASSETS - 100%				$26,662,704

The following abbreviations are used in this portfolio:

LP - Limited Partnership

LTD - Limited Company

TSFR3M - Secured Overnight Financing Rate 3 Month

US0003M - ICE LIBOR USD 3 Month

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2022 the total market value of 144A securities is 19,828,481 or 74.4% of net assets.

(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d) The Advisor determined these securities to be illiquid. On May 31, 2022, the securities amounted to $400,000 or 1.5% of net assets.

(e) Variable rate security; the rate shown represents the rate on May 31, 2022.

(f) Rate disclosed is the seven day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2022

	Leader Short Term High Yield Bond Fund (Restated)	Leader High Quality Income Fund
ASSETS
Investments at cost:	$31,871,887	$27,085,517
Investments at value:	27,482,319	26,487,315
Receivable for securities sold	840,247	1,329,829
Dividends and interest receivable	503,565	156,246
Receivable for fund shares sold	100	—
Receivable for NAV error - redemptions (see Note 12)	41,423	—
Prepaid expenses and other assets	68,791	53,411
TOTAL ASSETS	28,936,445	28,026,801

LIABILITIES
Payable for securities purchased	355,000	1,302,106
Payable for fund shares redeemed	—	—
Payable for fund shares distributed	—	—
Payable for NAV error - subscriptions (see Note 12)	103,635	—
Payable to related parties	12,090	11,315
Investment advisory fees payable	18,931	16,925
Distribution (12b-1) fees payable	16,542	3,536
Accrued expenses and other liabilities	41,699	30,215
TOTAL LIABILITIES	547,897	1,364,097
NET ASSETS	$28,388,548	$26,662,704

NET ASSETS CONSIST OF:
Paid-in capital	$113,570,301	$76,646,744
Accumulated deficit	(85,181,753)	(49,984,040)
NET ASSETS	$28,388,548	$26,662,704

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$17,705,994	$11,073,445
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,225,497	1,043,381
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.96	$10.61
Institutional Class Shares:
Net Assets	$10,682,554	$15,589,259
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,325,968	1,469,002
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.06	$10.61

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2022

	Leader Capital Short Term High Yield Bond Fund (Restated)	Leader Capital High Quality Income Fund

INVESTMENT INCOME
Interest	$2,167,225	$1,266,386
Dividends	368,461	48,348
TOTAL INVESTMENT INCOME:	2,535,686	1,314,734

EXPENSES
Investment advisory fees	273,260	180,385
Distribution (12b-1) fees:
Investor Class	97,868	47,679
Class A	18,384	—
Class C	10,164	—
Professional fees	171,195	71,885
Registration fees	70,698	42,773
Transfer agent fees	70,065	39,389
Trustees fees and expenses	54,322	41,032
Administrative services fees	48,004	43,587
Compliance officer fees	30,794	26,001
Third party adminstrative service fees	29,699	24,232
Insurance expense	24,716	26,850
Accounting services fees	23,642	23,918
Printing and postage expenses	10,424	10,641
Custodian fees	5,112	3,347
Other expenses	8,452	5,948
TOTAL EXPENSES	946,799	587,667

NET INVESTMENT INCOME	1,588,887	727,067

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from:
Investments	528,169	1,076,253
Proceeds from Litigation	546,000	104,000
Net realized gain	1,074,169	1,180,253

Net change in unrealized appreciation/(depreciation) on:
Investments	(5,303,754)	(877,305)
Net change in unrealized appreciation/(depreciation):	(5,303,754)	(877,305)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(4,229,585)	302,948

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,640,698)	$1,030,015

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Leader Capital Short Term High Yield Bond Fund			Leader Capital High Quality Income Fund

	Year Ended		Year Ended	Year Ended	Year Ended
	May 31, 2022		May 31, 2021	May 31, 2022	May 31, 2021
	(Restated)
FROM OPERATIONS
Net investment income/(loss)	$1,588,887		$953,030	$727,067	$195,438
Net realized gain/(loss) from investments	1,074,169		566,003	1,180,253	(907,086)
Net change in unrealized appreciation / (depreciation) on investments	(5,303,754)		7,177,326	(877,305)	2,093,424
Net increase/(decrease) in net assets resulting from operations	(2,640,698)		8,696,359	1,030,015	1,381,776

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid from earnings:
Investor Class	(723,856)		(412,870)	(254,623)	(26,137)
Institutional Class	(503,581)		(305,320)	(349,352)	(56,361)
Class A	(107,850)		(101,472)	—	(3,799)
Class C	(33,669)		(29,367)	—	(1,842)
Net decrease in net assets from distributions to shareholders	(1,368,956)		(849,029)	(603,975)	(88,139)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	361,341	(1)	707,098	747,741	387,103
Institutional Class	1,460,912	(1)	1,494,479	4,959,926	2,689,423
Class A	16,000		28,232	—	—
Class C	53,000		35,500	—	—
Paid in capital from merger (see note 1)
Investor Class	—		—	—	13,280,244
Institutional Class	—		—	—	20,350,123
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	626,642		355,031	226,840	20,785
Institutional Class	461,621		279,014	320,726	44,265
Class A	92,693		76,096	—	3,026
Class C	24,566		23,174	—	1,648
Transfer of net assets:
From Class A to Investor Class	(793,489)		—	—	(542,233)
From Class C to Investor Class	(1,145,952)		—	—	(290,376)
To Investor Class from Class A	793,489		—	—	542,233
To Investor Class from Class C	1,145,952		—	—	290,376
Payments for shares redeemed:
Investor Class	(4,419,992	)(2)	(7,503,228)	(5,111,830)	(4,395,877)
Institutional Class	(2,760,303	)(2)	(6,432,202)	(10,758,883)	(10,204,060)
Class A	(5,302,906)		(499,075)	—	(167,315)
Class C	(114,200)		(1,346,865)	—	(232,746)
Net increase / (decrease) in net assets from shares of beneficial interest	(9,500,626)		(12,782,746)	(9,615,480)	21,776,619

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(13,510,280)		(4,935,416)	(9,189,440)	23,070,256

NET ASSETS
Beginning of year	41,898,828		46,834,244	35,852,144	12,781,888
End of year	$28,388,548		$41,898,828	$26,662,704	$35,852,144

(1)  Net of $72,773 and $30,862 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 12).

(2)  Net of $24,428 and $16,995 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 12).

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital Short Term High Yield Bond Fund		Leader Capital High Quality Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	(Restated)
SHARE ACTIVITY
Investor Class:
Shares sold	47,734	79,757	69,761	36,318
Shares received from merger (see note 1)	—	—	—	1,251,849
Shares transferred in from Class A	90,704	—	—	50,182
Shares transferred in from Class C	130,994	—	—	26,873
Shares reinvested	69,989	44,732	21,007	2,220
Shares redeemed	(490,398)	(877,235)	(473,059)	(433,606)
Net increase / (decrease) in shares of beneficial interesting outstanding	(150,977)	(752,746)	(382,291)	933,836

Institutional Class:
Shares sold	168,974	174,468	466,023	256,247
Shares received from merger (see note 1)	—	—	—	1,921,890
Shares reinvested	50,929	34,663	29,732	4,713
Shares redeemed	(306,365)	(757,483)	(995,797)	(995,373)
Net increase / (decrease) in shares of beneficial interesting outstanding	(86,462)	(548,352)	(500,042)	1,187,477

Class A:
Shares sold	1,718	3,326	—	—
Shares transferred to Investor Class	(90,845)	—	—	(50,267)
Shares reinvested	10,122	9,058	—	324
Shares redeemed	(590,418)	(58,607)	—	(16,705)
Net increase / (decrease) in shares of beneficial interesting outstanding	(669,423)	(46,223)	—	(66,648)

Class C:
Shares sold	5,769	3,889	—	—
Shares transferred to Investor Class	(131,427)	—	—	(26,790)
Shares reinvested	2,730	2,950	—	176
Shares redeemed	(12,475)	(153,071)	—	(24,460)
Net increase / (decrease) in shares of beneficial interesting outstanding	(135,403)	(146,232)	—	(51,074)

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	2,376,474	3,129,220	1,425,672	491,836
End of year/period	2,225,497	2,376,474	1,043,381	1,425,672

Institutional Class:
Beginning of year	1,412,430	1,960,782	1,969,044	781,567
End of year	1,325,968	1,412,430	1,469,002	1,969,044

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Year Ended May 31,
	2022		2021		2020	2019		2018
	(Restated)
Net asset value, beginning of year	$9.10	(10)	$7.67		$8.94	$8.91		$8.98

From Investment operations:
Net investment income (1)	0.44		0.17		0.31	0.22		0.24	(8)
Net realized and unrealized gain / (loss) on investments	(1.22)		1.40		(1.32)	0.01	(7)	(0.06	)(8)
Total from investment operations	(0.78)		1.57		(1.01)	0.23		0.18

Paid-in-capital from redemption fees	—		—		—	—	(6)	—

Less distributions from:
Net investment income	(0.34)		(0.14)		(0.26)	(0.20)		(0.25)
Return of capital	—		—		—	—		—
Total distributions	(0.34)		(0.14)		(0.26)	(0.20)		(0.25)

Impact of NAV error	(0.02	)(9)	—		—	—		—

Net Asset Value, end of year (000s)	$7.96	(10)	$9.10		$7.67	$8.94		$8.91

Total Return (2)	(9.07	)%(5,10)	20.62	%(5)	(11.59)%	2.58	%(5)	1.99	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year (000s)	$17,706	(10)	$21,616		$24,014	$43,489		$54,874

Ratio of gross expenses to average net assets:
Including dividend and interest expense, excluding waiver (3)	2.78%		2.45%		2.06%	1.81%		1.65%
Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	2.78%		2.45%		2.06%	1.79%		1.62%
Excluding dividends and interest expense (3)	2.78%		2.45%		2.06%	1.66%		1.54%
Ratio of net investment income to average net assets (3) (4)	4.28%		1.96%		3.65%	2.48%		2.68	%(8)

Portfolio Turnover Rate	717.77%		1030.50%		1014.62%	496.37%		325.30%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.
(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Less than $0.01 per share.
(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(8)	Net investment income, net realized and unrealized gain (loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).
(9)	Net of reimbursement from the Advisor and amounts paid to shareholders due to NAV error (see Note 12).
(10)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was (4.58)%% for the year ended May 31, 2022.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Year Ended May 31,
	2022		2021	2020	2019		2018
	(Restated)
Net asset value, beginning of year	$9.19		$7.74	$9.02	$8.98		$9.05

From Investment operations:
Net investment income (1)	0.49		0.21	0.36	0.27		0.28	(7)
Net realized and unrealized gain / (loss) on investments	(1.22	)(9)	1.41	(1.34)	0.01	(6)	(0.05	)(7)
Total from investment operations	(0.73)		1.62	(0.98)	0.28		0.23

Less distributions from:
Net investment income	(0.38)		(0.17)	(0.30)	(0.24)		(0.30)
Return of capital	—		—	—	—		—
Total distributions	(0.38)		(0.17)	(0.30)	(0.24)		(0.30)

Impact of NAV error	(0.02	)(8)	—	—	—		—

Net Asset Value, end of year (000s)	$8.06	(9)	$9.19	$7.74	$9.02		$8.98

Total Return (2)	(8.54	)%(5,9)	21.27%	(11.14)%	3.11	%(5)	2.54%

Ratios/Supplemental Data:
Net Asset Value, end of year (000s)	$10,683	(9)	$12,980	$15,182	$45,994		$59,181

Ratio of gross expenses to average net assets:
Including dividend and interest expense, excluding waiver (3)	2.28%		1.95%	1.56%	1.30%		1.15%
Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	2.28%		1.95%	1.56%	1.29%		1.12%
Excluding dividends and interest expense (3)	2.28%		1.95%	1.56%	1.16%		1.04%
Ratio of net investment income to average net assets (3) (4)	4.79%		2.49%	4.18%	3.04%		3.16	%(7)

Portfolio Turnover Rate	717.77%		1030.50%	1014.62%	496.37%		325.30%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.
(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(7)	Net investment income, net realized and unrealized gain (loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).
(8)	Net of reimbursement from the Advisor and amounts paid to shareholders due to NAV error (see Note 12).
(9)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was (4.58)%% for the year ended May 31, 2022.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Year Ended May 31,
	2022	2021	2020	2019		2018

Net asset value, beginning of year	$10.57	$9.21	$10.07	$9.71		$9.60

From Investment operations:
Net investment income (1)	0.26	0.10	0.30	0.23		0.28	(7)
Net realized and unrealized gain / (loss) on investments	(0.01)	1.32	(0.88)	0.37		0.11	(2,7)
Total from investment operations	0.25	1.42	(0.58)	0.60		0.39

Less distributions from:
Net investment income	(0.21)	(0.06)	(0.25)	(0.24)		(0.28)
Return of capital	—	—	(0.03)	—		—
Total distributions	(0.21)	(0.06)	(0.28)	(0.24)		(0.28)

Net Asset Value, end of year (000s)	$10.61	$10.57	$9.21	$10.07		$9.71

Total Return (3)	2.39%	15.53%	(5.85)%	6.33	%(6)	4.08%

Ratios/Supplemental Data:
Net Asset Value, end of year (000s)	$11,073	$15,068	$4,527	$10,955		$8,091

Ratio of net expenses to average net assets:
Including dividend and interest expense (4)	2.33%	3.13%	2.82%	2.42%		2.28%
Excluding dividends and interest expense (4)	2.33%	3.13%	2.82%	2.42%		2.20%
Ratio of net investment income to average net assets (4,5)	2.37%	1.16%	3.04%	2.28%		2.93	%(7)

Portfolio Turnover Rate	855.36%	1198.55%	612.23%	397.79%		535.81%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions during the year.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.
(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.
(7)	Net investment income, net realized and unrealized gain (loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Year Ended May 31,
	2022		2021		2020	2019		2018

Net asset value, beginning of year	$10.56		$9.17		$10.04	$9.67		$9.56

From Investment operations:
Net investment income (1)	0.30		0.13		0.35	0.26		0.31	(7)
Net realized and unrealized gain / (loss) on investments	(0.01)		1.35		(0.89)	0.39		0.12	(2,7)
Total from investment operations	0.29		1.48		(0.54)	0.65		0.43

Less distributions from:
Net investment income	(0.24)		(0.09)		(0.30)	(0.28)		(0.32)
Return of capital	—		—		(0.03)	—		—
Total distributions	(0.24)		(0.09)		(0.33)	(0.28)		(0.32)

Net Asset Value, end of year (000s)	$10.61		$10.56		$9.17	$10.04		$9.67

Total Return (3)	2.78	%(6)	16.22	%(6)	(5.48)%	6.84	%(6)	4.56	%(6)

Ratios/Supplemental Data:
Net Asset Value, end of year (000s)	$15,589		$20,784		$7,170	$14,162		$8,831

Ratio of net expenses to average net assets:
Including dividend and interest expense (4)	1.94%		2.72%		2.32%	1.88%		1.78%
Excluding dividends and interest expense (4)	1.94%		2.72%		2.32%	1.88%		1.70%
Ratio of net investment income to average net assets (4,5)	2.82%		1.51%		3.57%	2.62%		3.22	%(7)

Portfolio Turnover Rate	855.36%		1198.55%		612.23%	397.79%		535.81%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions during the year.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.
(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.
(7)	Net investment income, net realized and unrealized gain (loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

See accompanying notes to financial statements.

Leader Funds Trust

Notes to the Financial Statements (Restated)

May 31, 2022

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short Term High Yield Bond Fund, (“Short Term”) and Leader High Quality Floating Rate Fund (“High Quality”) (Formerly, Leader Total Return Fund (“Total Return”)) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on March 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of Short Term is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of High Quality is to deliver a high level of current income with a secondary objective of capital appreciation. Short Term and High Quality commenced operations on July 14, 2005 and July 30, 2010, respectively.

Short Term currently offers two classes of shares: Investor Class and Institutional Class shares. High Quality currently offers two classes of shares, Investor Class and Institutional Class. Investor and Institutional shares are offered at net asset value. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

As of the close of business on April 9, 2021, the Leader High Quality Low Duration Bond Fund (“Acquired Fund”) became part of Total Return (“Acquiring Fund”) and acquired all the net assets and certain liabilities of High Quality pursuant to a plan or reorganization approved by the Board on March 23, 2021. The details of this re-organization are shown below:

At the Close of Business on April 9, 2021

	High Quality Investor Class	Total Return Investor Class	Total Return Investor Class Merged Assets
Net Assets	13,280,244	3,232,606	16,512,850
Unrealized Appreciation (Depreciation)	1,122,392	(379,169)	743,223
Shares Outstanding	1,438,922	304,718	1,556,567
Net Asset Value Per Share	9.23	10.61	10.61

	High Quality Institutional Class	Total Return Institutional Class	Total Return Institutional Class Merged Assets
Net Assets	20,350,123	7,762,521	28,112,644
Unrealized Appreciation (Depreciation)	(830,761)	338,048	(492,713)
Shares Outstanding	2,198,231	733,098	2,654,988
Net Asset Value Per Share	9.26	10.59	10.59

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a pricing specialist or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022 for each Fund’s assets and liabilities measured at fair value:

Short Term

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$—	$1,911,826	$1,035,000	$2,946,826
Convertible Bonds	—	3,364,278	—	3,364,278
Corporate Bond	—	10,964,673	169,620	11,134,293
Non U.S. Government & Agencies	—	2,304,750	—	2,304,750
Short-Term Investment	7,732,172	—	—	7,732,172
Total Investments	$7,732,172	$18,545,527	$1,204,620	$27,482,319

High Quality

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$—	$19,828,481	$—	$19,828,481
Convertible Bonds	—	—	400,000	400,000
Corporate Bond	—	1,937,500	—	1,937,500
Short-Term Investment	4,321,334	—	—	4,321,334
Total Investments	$4,321,334	$21,765,981	$400,000	$26,487,315

* Refer to the Schedules of Investments for industry classification.

The following tables are reconciliations of assets in which Level 3 inputs were used in determining value:

Short Term

Assets*	Eaton Vance	GEO Corrections Holdings, Inc.	Aurora Cannibis, Inc.	VTB Bank PJSC Via VTB Eurasia DAC
Beginning Balance	$1,035,000	$1,559,250	$2,112,000	$—
Total Realized Gain (Loss)	—	208,688	187,711	—
Unrealized Appreciation/(Depreciation)		344,250	(104,461)
Cost of Purchases	—	—	—	—
Proceeds from Sales	—	(2,112,188)	(2,195,250)	—
Proceeds from Principal	—	—	—	—
Accrued Interest	—	—	—	—
Net Transfers In (Out) of Level 3	—	—		169,620
Ending Balance	$1,035,000	$—	$—	$169,620

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

High Quality

Assets*	GEO Corrections Holdings, Inc.	Aurora Cannibis, Inc.	Boxabl, Inc.
Beginning Balance	$1,905,750	$3,168,000	$—
Total Realized Gain (Loss)	255,063	203,522	—
Unrealized Appreciation (Depreciation)	420,750	(70,397)	—
Cost of Purchases			400,000
Proceeds from Sales	(2,581,563)	(3,301,125)	—
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net Transfers In (Out) of Level 3	—	—	—
Ending Balance	$—	$—	$400,000

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type
Short Term	Preferred Stock	$1,035,000	Discount of last trade	Potential Future Cash Payment
Short Term	Corporate Bond	169,620	Discount of last trade	N/A
High Quality	Corporate Bond	400,000	Purchase Price	N/A

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Exchange Traded Funds

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the Advisor or Sub-Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(d)	LIBOR Risk

The Funds may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”).

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(2)	Significant Accounting Policies (Continued)

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR rates after publication on June 30, 2023, with the one week and two months USD LIBOR rates to cease after publication on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace USD LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

(d)	LIBOR Risk (continued)

The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

(e)	Distributions to Shareholders

Dividends from net investment income are paid monthly for Short Term and High Quality. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(f)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2019 – May 31, 2021, or expected to be taken in each Fund’s May 31, 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(g)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(h)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(3)	Investment Transactions

For the year ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Short Term	$220,711,389	$237,322,002	$63,652,531	$63,656,973
High Quality	94,590,792	105,123,618	119,414,727	119,590,996

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at May 31, 2022 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciatiion)
Short Term	$31,853,077	$620,806	$(4,991,564)	$(4,370,758)
High Quality	27,017,440	127,509	(657,634)	(530,125)

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Short Term’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of Short Term’s average daily net assets over $1.25 billion; (iii) 0.65% of High Quality’s average daily net assets; prior to April 10, 2021 the annual rate was 0.75%. For the year ended May 31, 2022, Short Term and High Quality accrued $273,260 and $180,385 in advisory fees, respectively.

Ceros Financial Services, Inc. (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. For the year ended year ended May 31, 2022, the Distributor received $0 in underwriting commissions.

Joot, Joot provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Joot and the Trust. Under the terms of such agreement, Joot receives customary fees from the Fund. Prior to April 1, 2022 Northern Light Compliance services (“NLCS”) served as the Chief Compliance Officer.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short Term at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by High Quality at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the year ended April 30, 2022 Short Term and High Quality incurred $126,416 and $47,679, respectively in fees, pursuant to the Plans. Class A and Class C shares of Short Term converted into Investor shares on March 31, 2022.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended May 31, 2022 and the fiscal year ended May 31, 2021 were as follows:

For fiscal year ended May 31, 2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Short Term	$1,368,956	$—	$—	$1,368,956
High Quality	603,975	—	—	603,975

For fiscal year ended May 31, 2021	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Short Term	$849,029	$—	$—	$849,029
High Quality	88,139	—	—	88,139

As of May 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Post-October Loss And Late Year Loss	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Short Term	$176,405	$—	$(80,987,400)	$—	$—	$(4,370,758)	$(85,181,753)
High Quality	167,466	—	(49,621,381)	—	—	(530,125)	(49,984,040)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

At May 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Fund	Short-Term	Long-Term	Capital Loss Carryforward Limitation	Total	CLCF Utilized
Short Term	$30,115,349	$50,872,051	$-	$80,987,400	$1,258,378
High Quality	15,071,199	1,325,356	33,224,826	49,621,381	1,186,377

As a result of the acquisition of another Fund, the High Quality Floating Rate Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules.

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically - typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 92% of par value accurately reflects the market value of the ARPS held by the Short Term as of November 30, 2021, and because of the failed Dutch auction process, believes they are presently illiquid. As of May 31, 2022, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive the market value currently ascribed to these securities. As of May 31, 2022, the Short Term held $1,035,000 or 3.5% of its net assets in ARPS.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

May 31, 2022

(9)	Underlying Investments in Other Investment Companies

Short Term currently invests a portion of its assets in Federated Treasury obligations Fund. Short Term may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Short Term will be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of May 31, 2022, the percentage of Short Term’s net assets invested in the Federated Treasury Obligations Fund was 25.9%.

(10) Litigation

The Trust, on behalf of Short-Term and Total Return (collectively with the Trust, the “Funds”), filed a FINRA arbitration complaint on May 4, 2020, against Oppenheimer & Co. and two of its principals (collectively, “OPCO”). The claims alleged that OPCO failed to execute a signficant trade, acted negligently, failed to supervise its traders, and breached its fiduciary duty. On November 23, 2021 the complaint was settled.

(11) New Accounting Pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (‘‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(12) Restatement

After the fiscal year ended May 31, 2022, management and the Advisor identified a material error in the fair value of the corporate bond issued by VTB Bank Public Joint Stock Company (“VTB”), a Russian entity held by Short Term High Yield Fund, which was affected by economic sanction imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) because of Russia’s military invasion of Ukraine in 2022. The sanctions were announced on February 24, 2022, and took effect on March 26, 2022, subject to certain exemption until May 25, 2022. As of February 22, 2022, the error became material.

The Advisor and the Board determined it was appropriate to change the fair value of the VTB corporate bond. These fair value revisions had the effect of changing the NAV per share at which shareholder subscriptions and redemptions were executed from February 22, 2022 through May 31, 2022 (the “Error Period”). Under the Trust’s NAV error policy, Short Term is reprocessing shareholder transactions effected, which will include sending cash reimbursements to shareholder accounts for purchases made during the Error Period. The Advisor is responsible for any shortfall to Short Term. Additionally, the Advisor will reimburse Short Term for any additional expenses related to correcting the error and reprocessing shareholder transactions. Accordingly, as of the date the restated financial statements have been issues the Advisor contributed $103,635 to Short Term to compensate shareholders and Short Term for harm caused by the mispricing of the VTB corporate bond.

The accompanying financial statements of the Fund for the year ended May 31, 2022, have been restated from amounts previously reported to correct the error.

(13) Subsequent Events

All subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the restated financial statements were issued. Management has determined that no other events or transactions have occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Leader Funds Trust

and Shareholders of Leader Short Term High Yield Bond Fund

and Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Leader Short Term High Yield Bond Fund and Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund), (collectively the “Funds”) each a series of Leader Funds Trust (the “Trust”) including the schedules of investments, as of May 31, 2022, the related statements of operations and the statements of changes in net assets, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year then ended.

The statements of changes in net assets for the year ended May 31, 2021 and the financial highlights for each of the years in the four year period ended May 31, 2021, was audited by other auditors whose opinion dated July 30, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2022, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Restatement of Financial Statements

As discussed in Note 12 to the financial statements, the Funds have restated their previously issued financial statements for the year ended May 31, 2022, due to a change in the valuation of a portfolio investment. We have audited the restated financial statements, and our opinion is expressed on the financial statements as restated.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of May 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

This is the initial year we have served as the Trust’s auditor.

Abington, Pennsylvania

November 21, 2025

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●   Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●  affiliates from using your information to market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)           For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)           Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           The Code of Ethics is not posted on Registrant’ website.

(f)           A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)           The Registrant’s board of trustees has determined that Martin Kehoe is audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kehoe is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022- $12,000
2021- $22,000
2020- $49,000

(b)	Audit-Related Fees

2022 - None
2021 - None
2020 - None

(c)	Tax Fees

2022 - $4,000
2021 - $4,000
2020 - $6,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None
2021 - None
2020- None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2022
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $4,000
2021 - $4,000
2020 - $6,750

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)            Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N- CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, with the exception of a material weakness in investment valuation controls which led to a valuation error and was the basis for the restatement of the financial statements filed under Items 1 and 7 under this amended Form N-CSR.

(b)            The Registrant's internal controls with respect to investment valuations have been updated to consider additional valuation inputs when evaluating fair valued securities. There were no other significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: November 26, 2025

By (Signature and Title)
/s/ Larry E. Beaver, Jr.
Larry E. Beaver, Jr., Treasurer/Principal Financial Officer

Date: November 26, 2025